Marketable Securities - Summary of Detailed Information about Disposal of Marketable Securities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Clover, Gemini and Tower uranium properties [Member]
Statement1 [Line Items]
Cost of disposition properties	$ 35
Gain on sale of assets	2,225
Mountain Lake property [Member]
Statement1 [Line Items]
Cost of disposition properties	126
Gain on sale of assets	$ 1,370